DISAGGREGATION OF REVENUES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disaggregation Of Revenues
DISAGGREGATION OF REVENUES

NOTE 4. DISAGGREGATION OF REVENUES

The Company’s disaggregated revenues consist of the following for the three months ended March 31, 2024 and 2023:

	March 31, 2024	March 31, 2023
Retail Grocery	$13,478,803	$11,613,730
Food service/restaurant	2,414,995	1,943,914
Online/eCommerce	560	2,062
Total revenue	$15,894,358	$13,559,706

NOTE 4. DISAGGREGATION OF REVENUES

The Company’s disaggregated revenues consist of the following for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Retail Grocery	$47,243,163	$25,867,061
Food service/restaurant	8,440,245	3,126,709
Online/eCommerce	6,385	15,870
Total revenue	$55,689,793	$29,009,640